Lease (Details) - Schedule of Finance Lease’s Weighted Average Remaining Lease Term	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Right-of -use asset-finance lease
Motor vehicle	$ 590,215	$ 75,371	$ 590,215
Accumulated amortization	(423,499)	(54,081)	(174,879)
Right-of -use asset-finance lease, net	166,716	21,290	415,336
Lease liabilities – finance lease, current portion	116,834	14,920	111,738
Lease liabilities – finance lease, non-current portion	143,057	18,268	259,897
Total finance lease liabilities	$ 259,891	$ 33,188	$ 371,635